STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of restricted stock activity

The table below reflects the restricted stock activity for the year to date period as well as other information related to awards of restricted stock that were granted under the Equity Incentive Plan. Restricted stock granted under the Equity Incentive Plan vests over a three- or four-year period on a graded-vesting basis with equal proportions of the shares vesting at the annual anniversary date of the grant in each of the three or four years in the vesting period.

	Shares	Weighted Average Grant Date Fair value per Share
Unvested Restricted Shares:
Balance at beginning of fiscal year	1,625,477	$2.46
Granted	224,378	$10.66
Vested	(431,407)	$4.58
Forfeited	(98,543)	$1.01

Balance at end of period	1,319,905	$3.26

Vested Restricted Shares:
Balance at beginning of fiscal year	2,913,207	$1.72
Vested	431,407	4.58
Repurchased	(259,249)	$1.51

Balance at end of period	3,085,365	$2.27

The following table summarizes the share activity during fiscal 2015, fiscal 2014 and fiscal 2013:

	Fiscal 2015		Fiscal 2014		Fiscal 2013
	Shares	Weighted Average Grant Date Fair Value per Share	Shares	Weighted Average Grant Date Fair Value per Share	Shares	Weighted Average Grant Date Fair Value per Share
Total Restricted Shares:
Balance at beginning of year	4,104,722	$1.51	4,038,792	$1.83	8,484,364	$2.96
Granted	779,154	$4.09	505,460	$1.01	2,490,308	$1.01
Forfeited	(172,596)	$1.01	(49,313)	$1.01	—
Repurchased	(172,596)	$1.01	(390,217)	$4.30	(6,935,880)	$2.92

Balance at end of year	4,538,684	$1.99	4,104,722	$1.51	4,038,792	$1.83

Vested Restricted Shares:
Balance at beginning of year	1,857,157	$1.85	1,186,968	$2.81	7,093,639	$2.66
Vested	1,228,646	$1.43	1,060,406	$1.68	1,029,209	$4.54
Repurchased	(172,596)	$1.01	(390,217)	$4.30	(6,935,880)	$2.92

Balance at end of year	2,913,207	$1.72	1,857,157	$1.85	1,186,968	$2.81

Unvested shares at end of year	1,625,477	$2.46	2,247,565	$1.22	2,851,824	$1.42
Shares available for grant	914,707		1,348,661		1,804,806

During fiscal 2015, the Company granted restricted shares with weighted average fair values per share as follows:

Grants Made During Quarter Ended	Number of Restricted Shares Granted	Weighted Average Fair Value of Common Stock per Share on Date of Grant
April 4, 2015	209,584	$1.52
July 4, 2015	76,436	1.52
October 3, 2015	197,256	5.58
January 2, 2016	295,878	5.58

Schedule of stock option award using the Black-Scholes model

The grant-date fair value of the stock option awards was determined using the Black-Scholes model utilizing the following inputs:

Stock price on date of grant	$25.69
Exercise price	$25.69
Expected term	6 years
Risk-free interest rate	1.36%
Expected dividend yield	2.2%
Expected volatility	23.8%

Schedule of restricted stock unit award during end of the period

Additional information relating to the RSUs awards is as follows:

	Shares	Weighted Average Grant Date Fair value per Share
Total Restricted Stock Units
Balance at beginning of fiscal year	—	—
Granted	240,843	$25.69
Forfeited	(1,414)	$25.69

Balance at end of period	239,429	$25.69

Vested Restricted Stock Units	—	—
Unvested shares at end of period	239,429	$25.69
Expected to vest	225,348	$25.69

Schedule of stock option award at the end of the period

Additional information relating to our stock option award during and at the end of the period are as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1) (in thousands)
Balance at beginning of fiscal year	—	—
Granted	648,301	$25.69
Forfeited	(4,242)	$25.69

Balance outstanding at end of period	644,059	$25.69	9.9 years	$1,204

Options expected to vest	610,175	$25.69	9.9 years	$1,134

(1)

Represents the total pre-tax intrinsic value, based on the closing price of our common stock on the New York Stock Exchange on October 1, 2016 and is the amount the option holders would have received had all option holders exercised their options on October 1, 2016.